Capital Stock (Details Narrative) (USD $)	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2010	Apr. 19, 2010	Feb. 09, 2010	Apr. 30, 2009	Apr. 30, 2008
Accounting Policies [Abstract]
[us-gaap:CommonStockSharesIssued]	101,305,000	101,305,000	1,000,000	8,000,000	35,500,000	250,000	1,050,000,000
[us-gaap:CommonStockParOrStatedValuePerShare]	$ 0.01	$ 0.01	$ 0.50		$ 0.01		$ 0.001
[us-gaap:PreferredStockValue]							$ 75,000,000
[us-gaap:FreshStartAdjustmentIncreaseDecreaseCommonStock]						12,500,000	77,055,000
[us-gaap:CommonStockSharesOutstanding]						64,805,000
[us-gaap:CommonStockSharesSubscriptions]			$ 500,000